Stock-based Compensation - Stock-based Compensation Plan Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding stock options	615,322	137,610	154,277
Number of shares granted	520,887	11,525
Exercise of stock options	(416)	(220)
Options Canceled in Period	(42,759)	(27,972)
Number of shares exercisable, beginning balance	115,475
Number of Options Vested and Expected to Vest, Ending Balance	572,926	136,002
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Exercise price	$ 9.55	$ 25.86	$ 23.05
Weighted Average Exercise Price of Options Granted in Period, Per Share	9.53	50.39
Weighted Average Exercise Price of Options Exercised, Per Share	20.40	21.01
Weighted Average Exercise Price of Options Canceled, Per Share	9.57	20.81
Weighted average exercise price of options exercisable, per share	9.44	23.26
Weighted Average Exercise Price of Options Vested and Expected to Vest, Per Share	$ 9.55	$ 25.70
Weighted- Average Remaining Contractual Life (in years)	9 years 5 months 23 days	5 years 2 months 23 days	5 years 7 days
Weighted- Average Remaining Contractual Life (in years)	9 years 5 months 23 days	4 years 6 months
Weighted- Average Remaining Contractual Life (in years)	9 years 5 months 23 days	5 years 2 months 5 days
Aggregate Intrinsic Value	$ 265	$ 3,097	$ 213
Aggregate Intrinsic Value of Options Exercisable	88	2,898
Aggregate Intrinsic Value of Options Vested and Expected to Vest	$ 247	$ 3,084